SUPPLEMENTAL OIL AND GAS DISCLOSURES (UNAUDITED) (Commodity Prices) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil (per bbl)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	88.37	96.19	79.43
Gas (per mcf)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	3.08	4.11	4.37
Prc Williston Llc [Member] | Oil (per bbl)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	77.90	86.86	68.59
Prc Williston Llc [Member] | Gas (per mcf)
Average Sales Price and Production Costs Per Unit of Production
Commodity prices inclusive of adjustments for quality and location	1.24	3.11	1.78